Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets and liabilities

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Assets pledged as collateral		168,870	2	168,872	159,712	7	159,719
Government securities	11.8% to 12.15%	126,565	-	126,565	128,600	-	128,600
Corporate securities	40% to 100% of CDI	41,275	-	41,275	30,714	-	30,714
Own issue	10.88% to 13.8%	-	2	2	1	7	8
Foreign	3.4% to 7.9%	1,030	-	1,030	397	-	397
Assets received as collateral	11.8% to 12.15%	118,867	-	118,867	127,437	-	127,437
Right to sell or repledge the collateral	0.12% to 13.65%	57,896	43,152	101,048	44,256	31,374	75,630
Total		345,633	43,154	388,787	331,405	31,381	362,786

Schedule of interbank market debt

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Financial bills	4.43% to 15.06%	23,878	46,205	70,083	38,061	43,136	81,197
Real estate credit bills	7% to 13%	36,871	15,241	52,112	28,476	20,479	48,955
Rural credit bills	5% to 13.72%	34,803	14,941	49,744	17,037	22,035	39,072
Guaranteed real estate bills	5.11% to 14%	13,252	51,239	64,491	6,131	53,059	59,190
Import and export financing	0% to 10.20%	102,796	15,125	117,921	81,594	5,550	87,144
Onlending domestic	0% to 18%	6,538	11,405	17,943	4,472	8,615	13,087
Total		218,138	154,156	372,294	175,771	152,874	328,645

Schedule of institutional market debt

	Interest rate (p.a.)	12/31/2024			12/31/2023
		Current	Non-current	Total	Current	Non-current	Total
Subordinated debt	IPCA to 100% of CDI	27	45,197	45,224	836	45,841	46,677
Foreign loans through securities	0.09% to 5.61%	14,166	61,746	75,912	9,442	53,250	62,692
Funding from structured operations certificates	5.39% to 19.88%	2,840	16,571	19,411	975	9,247	10,222
Total		17,033	123,514	140,547	11,253	108,338	119,591

Schedule of subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2024	12/31/2023

Subordinated financial bills - BRL
	2,146	2019	Perpetual	114% of SELIC	1,294	2,237
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	1,033	1,052
	50	2019	2028	CDI + 0.72%	-	71
	2,281	2019	2029	CDI + 0.75%	-	3,227
	450	2020	2029	CDI + 1.85%	715	633
	106	2020	2030	IPCA + 4.64%	166	151
	1,556	2020	2030	CDI + 2%	2,486	2,199
	5,488	2021	2031	CDI + 2%	8,443	7,469
	1,005	2022	Perpetual	CDI + 2.4%	1,027	1,029
	1,161	2023	2034	102% of CDI	1,198	1,141
	108	2023	2034	CDI + 0.2%	112	107
	122	2023	2034	10.63%	126	121
	700	2023	Perpetual	CDI + 1.9%	712	713
	107	2023	2034	IPCA + 5.48%	114	106
	530	2024	2034	100% of CDI	541	-
	3,100	2024	2034	CDI + 0.65%	3,226	-
	1,000	2024	Perpetual	CDI + 0.9%	1,033	-
	2,830	2024	Perpetual	CDI + 1.1%	2,834	-
	470	2024	2039	102% of CDI	481	-
				Total	25,541	20,256

Subordinated euronotes - USD
	1,250	2017	Perpetual	7.72%	-	6,042
	750	2018	Perpetual	7.86%	4,746	3,709
	750	2019	2029	4.50%	-	3,640
	700	2020	Perpetual	4.63%	4,404	3,441
	501	2021	2031	3.88%	3,080	2,430
				Total	12,230	19,262

Subordinated bonds - CLP
	180,351	2008	2033	3.50% to 4.92%	1,578	1,366
	97,962	2009	2035	4.75%	1,248	1,060
	1,060,250	2010	2032	4.35%	124	105
	1,060,250	2010	2035	3.90% to 3.96%	286	242
	1,060,250	2010	2036	4.48%	1,363	1,152
	1,060,250	2010	2038	3.93%	993	839
	1,060,250	2010	2040	4.15% to 4.29%	765	647
	1,060,250	2010	2042	4.45%	373	315
	57,168	2014	2034	3.80%	488	412
				Total	7,218	6,138

Subordinated bonds - COP
	146,000	2013	2028	IPC + 2%	208	186
	780,392	2014	2024	LIB	-	835
				Total	208	1,021

Subordinated bonds - USD
	172	2023	2024	8.90%	22	-
	878	2024	2024	7.18%	5	-
				Total	27	-

Total					45,224	46,677